Business Description (Details) - Mar. 14, 2022 $ in Millions	USD ($)	facility	location	state	Total
Hollandia Produce Group, Inc. (Pete's) [Member]
Business Acquisition [Line Items]
Number of greenhouse growing facilities		3
Number of retail locations			10,000	35
Percentage of controlled environment agriculture market share					80.00%
Hollandia Produce Group, Inc. (Pete's) [Member] | CALIFORNIA
Business Acquisition [Line Items]
Number of operating facilities		2
Hollandia Produce Group, Inc. (Pete's) [Member] | GEORGIA
Business Acquisition [Line Items]
Number of operating facilities		1
Hollandia Produce Group, Inc. (Pete's) [Member]
Business Acquisition [Line Items]
Aggregate consideration | $	$ 122.5
Hollandia Produce Group, Inc. (Pete's) [Member] | Subsequent Event
Business Acquisition [Line Items]
Aggregate consideration | $	$ 122.5